Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Combination, Significant Transaction and Sale of Business [Abstract]
Amortized expenses	$ 49,501	$ 58,611	$ 44,586